Exhibit 99.1

Conn’s Receivables Funding 2016-A, LLC

Asset Backed Fixed Rate Notes

Sample Contract Receivables Agreed-Upon Procedures

Report To:

Conn Appliances Receivables Funding, LLC

Conn Appliances, Inc.

Credit Suisse Securities (USA) LLC

Deutsche Bank Securities Inc.

23 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Conn Appliances Receivables Funding, LLC

Conn Appliances, Inc.

3295 College Street

Beaumont, Texas 77701

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Deutsche Bank Securities Inc.

60 Wall Street, 3rd Floor

New York, New York 10005

Re:	Conn’s Receivables Funding 2016-A, LLC (the “Issuer”)
Asset Backed Fixed Rate Notes (the “Notes”)
Sample Contract Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Conn Appliances Receivables Funding, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of retail installment sales contracts (the “Contract Receivables”) made to finance customers’ purchase of merchandise from Conn Appliances, Inc. (the “Sponsor”) relating to the Conn’s Receivables Funding 2016-A, LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “12.31.15 Data Tape - Bank 239.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain retail installment sales contracts (the “Preliminary Base Contract Receivables”) as of 31 December 2015 (the “Preliminary Cut-Off Date”),
b.	Imaged copies of:
i.	The retail installment sale contract and cash option addendum, (as applicable and collectively, the “Contract”),
ii.	Certain printed screen shots and payment histories from the Sponsor’s servicing system (collectively, the “System Screen Shots”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 12 January 2016,
iii.	The borrower’s credit application (the “Credit Application” together with the Contract and System Screen Shots, the “Sample Characteristic Source Documents”),
iv.	A completed freedom to choose insurance document (as applicable, the “Freedom to Choose Letter”) and
v.	Certain printed insurance screen shots from the Sponsor’s servicing system (as applicable, the “Insurance System Screen Shots,” together with the Sample Characteristic Source Documents and Freedom to Choose Letter, the “Source Documents”)

relating to the Sample Contract Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Base Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Base Contract Receivables, Preliminary Contract Receivables (as defined in Attachment A) or Contract Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contract Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contract Receivables,
iii.	Whether the originator of the Contract Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Contract Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 February 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we deleted the Preliminary Base Contract Receivables on the Preliminary Base Data File with a days past due value greater than or equal to “60”, as shown on the Preliminary Base Data File. The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File” and the remaining Preliminary Base Contract Receivables on the Preliminary Data File are hereinafter referred to as the “Preliminary Contract Receivables.” The Sponsor, on behalf of the Depositor, indicated that the Preliminary Contract Receivables are expected to be representative of the Contract Receivables.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 250 Preliminary Contract Receivables from the Preliminary Data File (the “Sample Contract Receivables”). The Sample Contract Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Contract Receivables they instructed us to select from the Preliminary Data File.

3.	For each Sample Contract Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sample Characteristic Source Documents or Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Sample Characteristic Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed either:
i.	A completed Freedom to Choose Letter or
ii.	An indication of purchase of insurance on the Insurance System Screen Shots.

We performed no procedures to determine the enforcement or standing of such Freedom to Choose Letter or to determine the accuracy, completeness or reasonableness of the information shown on the Insurance System Screen Shots.

Exhibit 1 to Attachment A

Sample Contract Receivables

Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

1	xxx45	1xx	3x
2	xxxx74	1xx	3x
3	xxxx66	0xx	5x
4	xxxx81	0xx	3x
5	xxxx52	0xx	3x
6	xxxxx10	0xx	3x
7	xxxxx05	0xx	3x
8	xxxxx94	0xx	3x
9	xxxxx04	1xx	3x
10	xxxxx01	0xx	3x
11	xxxxx79	0xx	3x
12	xxxxx88	0xx	3x
13	xxxxx62	0xx	3x
14	xxxxx60	0xx	3x
15	xxxxx55	0xx	3x
16	xxxxx16	0xx	3x
17	xxxxx53	0xx	3x
18	xxxxx43	0xx	3x
19	xxxxx26	0xx	3x
20	xxxxx94	0xx	3x
21	xxxxx13	1xx	3x
22	xxxxx14	0xx	3x
23	xxxxx18	1xx	3x
24	xxxxx72	0xx	3x
25	xxxxx69	0xx	3x
26	xxxxx57	0xx	3x
27	xxxxx64	0xx	3x
28	xxxxx61	0xx	3x
29	xxxxx31	0xx	3x
30	xxxxx85	0xx	3x
31	xxxxx63	0xx	3x
32	xxxxx14	0xx	3x
33	xxxxx16	0xx	3x
34	xxxxx65	0xx	3x
35	xxxxx97	0xx	4x
Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

36	xxxxx46	0xx	3x
37	xxxxx91	0xx	3x
38	xxxxx25	0xx	3x
39	xxxxx72	0xx	3x
40	xxxxx44	0xx	4x
41	xxxxx95	0xx	3x
42	xxxxx96	0xx	3x
43	xxxxx81	0xx	3x
44	xxxxx99	0xx	3x
45	xxxxx57	0xx	3x
46	xxxxx29	0xx	3x
47	xxxxx84	0xx	3x
48	xxxxx44	0xx	3x
49	xxxxx71	0xx	3x
50	xxxxx22	0xx	3x
51	xxxxx36	0xx	3x
52	xxxxx16	0xx	3x
53	xxxxx54	0xx	3x
54	xxxxx77	1xx	3x
55	xxxxx02	1xx	3x
56	xxxxx03	1xx	3x
57	xxxxx26	0xx	3x
58	xxxxx54	0xx	3x
59	xxxxx12	0xx	3x
60	xxxxx52	0xx	3x
61	xxxxx40	1xx	3x
62	xxxxx49	0xx	3x
63	xxxxx50	0xx	3x
64	xxxxx77	0xx	3x
65	xxxxx23	0xx	3x
66	xxxxx24	0xx	3x
67	xxxxx35	0xx	3x
68	xxxxx77	1xx	3x
69	xxxxx82	1xx	3x
70	xxxxx65	1xx	3x

Exhibit 1 to Attachment A

Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

71	xxxxx90	0xx	3x
72	xxxxx72	0xx	3x
73	xxxxx71	1xx	3x
74	xxxxx16	0xx	3x
75	xxxxx84	1xx	3x
76	xxxxx84	1xx	3x
77	xxxxx62	1xx	3x
78	xxxxx66	1xx	3x
79	xxxxx21	0xx	3x
80	xxxxx30	1xx	3x
81	xxxxx22	1xx	3x
82	xxxxx51	1xx	3x
83	xxxxx11	0xx	3x
84	xxxxx37	0xx	3x
85	xxxxx58	0xx	3x
86	xxxxx19	1xx	3x
87	xxxxx14	0xx	3x
88	xxxxx51	0xx	3x
89	xxxxx44	0xx	3x
90	xxxxx06	0xx	3x
91	xxxxx78	0xx	3x
92	xxxxx63	0xx	3x
93	xxxxx96	1xx	3x
94	xxxxx67	0xx	3x
95	xxxxx50	1xx	3x
96	xxxxx35	1xx	3x
97	xxxxx83	1xx	3x
98	xxxxx80	0xx	3x
99	xxxxx22	0xx	3x
100	xxxxx52	0xx	3x
101	xxxxx02	0xx	3x
102	xxxxx43	1xx	3x
103	xxxxx40	1xx	3x
104	xxxxx85	0xx	3x
105	xxxxx29	1xx	3x
106	xxxxx76	1xx	3x
107	xxxxx99	0xx	3x
108	xxxxx30	0xx	3x
109	xxxxx40	0xx	3x
Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

110	xxxxx48	1xx	3x
111	xxxxx85	0xx	3x
112	xxxxx08	0xx	3x
113	xxxxx23	0xx	3x
114	xxxxx39	0xx	3x
115	xxxxx55	0xx	3x
116	xxxxx26	0xx	3x
117	xxxxx97	0xx	3x
118	xxxxx83	1xx	3x
119	xxxxx15	0xx	3x
120	xxxxx81	0xx	3x
121	xxxxx11	1xx	3x
122	xxxxx79	0xx	3x
123	xxxxx11	0xx	3x
124	xxxxx66	0xx	3x
125	xxxxx31	1xx	3x
126	xxxxx25	1xx	3x
127	xxxxx78	1xx	3x
128	xxxxx64	1xx	3x
129	xxxxx03	0xx	3x
130	xxxxx09	1xx	3x
131	xxxxx50	0xx	3x
132	xxxxx07	0xx	3x
133	xxxxx78	1xx	3x
134	xxxxx13	1xx	3x
135	xxxxx07	0xx	3x
136	xxxxx09	1xx	3x
137	xxxxx18	1xx	3x
138	xxxxx39	0xx	3x
139	xxxxx76	1xx	3x
140	xxxxx88	1xx	3x
141	xxxxx66	0xx	3x
142	xxxxx43	0xx	3x
143	xxxxx18	1xx	3x
144	xxxxx85	0xx	3x
145	xxxxx43	0xx	3x
146	xxxxx69	1xx	3x
147	xxxxx20	1xx	3x
148	xxxxx46	1xx	3x

Exhibit 1 to Attachment A

Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

149	xxxxx88	1xx	3x
150	xxxxx52	1xx	3x
151	xxxxx26	0xx	3x
152	xxxxx06	0xx	3x
153	xxxxx40	1xx	3x
154	xxxxx15	0xx	3x
155	xxxxx31	0xx	3x
156	xxxxx34	1xx	3x
157	xxxxx93	1xx	3x
158	xxxxx26	0xx	3x
159	xxxxx85	1xx	3x
160	xxxxx77	1xx	3x
161	xxxxx39	1xx	3x
162	xxxxx43	0xx	3x
163	xxxxx95	1xx	3x
164	xxxxx33	0xx	3x
165	xxxxx87	0xx	3x
166	xxxxx65	0xx	3x
167	xxxxx03	0xx	3x
168	xxxxx77	1xx	3x
169	xxxxx68	1xx	3x
170	xxxxx44	1xx	3x
171	xxxxx51	1xx	3x
172	xxxxx14	0xx	3x
173	xxxxx25	0xx	3x
174	xxxxx56	1xx	3x
175	xxxxx49	1xx	3x
176	xxxxx60	1xx	3x
177	xxxxx89	0xx	3x
178	xxxxx24	1xx	3x
179	xxxxx20	1xx	3x
180	xxxxx09	1xx	3x
181	xxxxx03	1xx	3x
182	xxxxx73	0xx	3x
183	xxxxx86	0xx	3x
184	xxxxx76	1xx	3x
185	xxxxx55	0xx	3x
186	xxxxx77	1xx	3x
187	xxxxx67	0xx	3x
Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

188	xxxxx15	0xx	3x
189	xxxxx88	1xx	3x
190	xxxxx88	1xx	3x
191	xxxxx39	1xx	3x
192	xxxxx71	0xx	3x
193	xxxxx78	1xx	3x
194	xxxxx91	0xx	3x
195	xxxxx33	0xx	3x
196	xxxxx56	0xx	3x
197	xxxxx83	0xx	3x
198	xxxxx44	1xx	3x
199	xxxxx87	1xx	3x
200	xxxxx52	0xx	3x
201	xxxxx55	1xx	3x
202	xxxxx72	0xx	3x
203	xxxxx17	0xx	3x
204	xxxxx48	1xx	3x
205	xxxxx03	1xx	3x
206	xxxxx39	0xx	3x
207	xxxxx76	1xx	3x
208	xxxxx85	1xx	3x
209	xxxxx79	0xx	3x
210	xxxxx73	2xx	3x
211	xxxxx67	0xx	3x
212	xxxxx22	1xx	3x
213	xxxxx06	1xx	3x
214	xxxxx09	2xx	3x
215	xxxxx34	0xx	3x
216	xxxxx82	1xx	3x
217	xxxxx61	1xx	3x
218	xxxxx27	0xx	3x
219	xxxxx18	2xx	3x
220	xxxxx76	1xx	3x
221	xxxxx09	0xx	3x
222	xxxxx16	0xx	3x
223	xxxxx82	0xx	3x
224	xxxxx99	1xx	3x
225	xxxxx26	0xx	3x
226	xxxxx63	1xx	3x

Exhibit 1 to Attachment A

Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

227	xxxxx28	0xx	3x
228	xxxxx51	1xx	3x
229	xxxxx00	1xx	3x
230	xxxxx97	1xx	3x
231	xxxxx19	1xx	3x
232	xxxxx95	1xx	3x
233	xxxxx39	1xx	3x
234	xxxxx88	1xx	3x
235	xxxxx68	1xx	3x
236	xxxxx74	0xx	3x
237	xxxxx54	1xx	3x
238	xxxxx53	1xx	3x
Sample Contract Receivable Number	Account Number	Branch Number	Loan Number

239	xxxxx82	1xx	3x
240	xxxxx72	1xx	3x
241	xxxxx19	0xx	3x
242	xxxxx81	0xx	3x
243	xxxxx53	0xx	3x
244	xxxxx77	1xx	3x
245	xxxxx06	1xx	3x
246	xxxxx64	0xx	3x
247	xxxxx95	0xx	3x
248	xxxxx84	0xx	3x
249	xxxxx33	0xx	3x
250	xxxxx30	0xx	3x

Note:

To protect the personal information of the borrowers, all account numbers in this report only display the last 2 digits and all branch numbers and loan numbers in this report only display the first digit.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Sample Characteristic Source Document(s)	Note(s)

Account number	System Screen Shots	i.
Branch number	System Screen Shots	i.
Loan number	Contract	i.
Date of contract	Contract
Original contract financed amount	Contract
Current amount outstanding (gross)	System Screen Shots
Current amount outstanding (net)	System Screen Shots and recalculation	ii.
Contract term (months)	Contract, System Screen Shots and recalculation	iii.
Remaining contract term (months)	Contract, System Screen Shots and recalculation	iv.
APR	Contract
Monthly payment amount	Contract
State of origination of contract	Contract
Original FICO score	Credit Application	v.
Days past due	(a) Contract, System Screen Shots and recalculation or (b) System Screen Shots and recalculation	vi., vii.
Number of extensions	Contract
Promotional program	Contract
Original dealer’s insurance	Contract or System Screen Shots	viii., ix.
Current dealer’s insurance	Contract or System Screen Shots	x., xi., xii.
Original life insurance	Contract or System Screen Shots	xiii., xiv.
Current life insurance	System Screen Shots	xii.
Original A/H insurance	System Screen Shots
Current A/H insurance	System Screen Shots	xii.
Original unemployment insurance	System Screen Shots
Current unemployment insurance	System Screen Shots	xii.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding (net) of each Sample Contract Receivable by subtracting the:
a.	Unearned interest, as shown on the Preliminary Data File, from
b.	Current amount outstanding (gross), as shown on the System Screen Shots.

iii.	For the purpose of comparing the contract term (months) Sample Characteristic for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term (months) of each Sample Contract Receivable by adding the:
a.	Contract term (months), as shown on the Contract, to
b.	Number of extensions, as shown on the System Screen Shots.

iv.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) of each Sample Contract Receivable by:
a.	Dividing the:
(i)	Current amount outstanding (gross), as shown on the System Screen Shots,

by

(ii)	The monthly payment amount, as shown on the Contract,

and

b.	Truncating the result obtained in a. above to the nearest whole number.

v.	For Sample Contract Receivables with an original FICO score value of “0,” as shown on the Preliminary Data File (the “Zero FICO Sample Contract Receivables”), we were instructed by the Sponsor, on behalf of the Depositor, not to perform any procedures on the original FICO score Sample Characteristic.

The Sponsor, on behalf of the Depositor, provided the below explanation as the reason the Zero FICO Sample Contract Receivables have an original FICO score value of “0,” as shown on the Preliminary Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information below that was provided by the Sponsor, on behalf of the Depositor.  In the paragraph below, all references to “we” refer to the Sponsor.

“We were able to determine that these specific accounts were either refinanced accounts, manually combined accounts or accounts where product has been replaced. In these situations there was no additional credit extended to the customer. The old accounts are closed and a new account established, however as there is no new credit being extended, the new account is not re-underwritten and no credit bureau report is pulled. The original FICO score from the closed account is not carried over.”

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the days past due Sample Characteristic for each Sample Contract Receivable (except for Sample Contract Receivable numbers 12, 14, 23, 47, 102, 161 and 250), the Sponsor, on behalf of the Depositor, instructed us to recalculate the days past due of each Sample Contract Receivable as follows:
a.	Recalculate the next due date (“Next Due Date”) of each Sample Contract Receivable as the payment due date, as indicated on the Contract, in the month following the month of the most recent payment due date prior to the Preliminary Cut-Off Date, as shown on the System Screen Shots.

b.	Recalculate the days past due of each Sample Contract Receivable as the maximum of:
(i)	The difference in days between the:
1.	Preliminary Cut-Off Date and
2.	Next Due Date, as calculated in a. above and
(ii)	Zero (0).

vii.	For the purpose of comparing the days past due Sample Characteristic for Sample Contract Receivable numbers 12, 14, 23, 47, 102, 161 and 250, the Sponsor, on behalf of the Depositor, instructed us to recalculate the days past due as the maximum of:
a.	The difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	Next due date, as shown on the System Screen Shots and
b.	Zero (0).

viii.	For the purpose of comparing the original dealer’s insurance Sample Characteristic for each Sample Contract Receivable (except for Sample Contract Receivable numbers 10, 26, 27, 55, 75, 77, 82, 84, 113, 124, 126, 145, 154, 160, 179, 223, 234, 236 and 239), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the original dealer’s insurance Sample Characteristic for Sample Contract Receivable numbers 10, 26, 27, 55, 75, 77, 82, 84, 113, 124, 126, 145, 154, 160, 179, 223, 234, 236 and 239, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

x.	For the purpose of comparing the current dealer’s insurance Sample Characteristic for each Sample Contract Receivable (except for Sample Contract Receivable numbers 223 and 239), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xi.	For the purpose of comparing the current dealer’s insurance Sample Characteristic for Sample Contract Receivable numbers 223 and 239, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the current dealer’s insurance, current life insurance, current A/H insurance and current unemployment insurance Sample Characteristics for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $25.00 or less.

xiii.	For the purpose of comparing the original life insurance Sample Characteristic for each Sample Contract Receivable (except for Sample Contract Receivable number 179), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xiv.	For the purpose of comparing the original life insurance Sample Characteristic for Sample Contract Receivable number 179, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.